Share Capital - Disclosure of Detailed Information About Share Capital (Details) (Bendon Limited) (Parenthetical) - shares	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Bendon Limited [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	306,028	274,839	250,000	250,000	250,000